TRADE, OTHER RECEIVABLES AND OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Jun. 30, 2020	Sep. 04, 2018
Non-current
Deferred compensation assets (financial assets)	$ 42	$ 12		$ 25
Prepayments	14	19		14
Recoverable tax, rebates, levies and duties	198	200		198
Non-current	254	231	[1]	237	[1]
Current
Trade receivables (financial assets)	25	20		50
Deferred compensation asset (financial assets)	6	0		0
Prepayments	41	58		41
Recoverable tax, rebates, levies and duties	119	148		152
Other receivables (financial assets)	8	11		14
Trade, other receivables and other assets	199	237	[1]	257	[1]
Total trade, other receivables and other assets	453	468		494
Tanzania
Current
Receivables from taxes other than income tax	153	153		139
Argentina
Current
Receivables from taxes other than income tax	4	9		19
Taxation cap on annual taxes and duties paid by CVSA (in percent)							30.00%
Claims from August 2021 set off amount against other corporate taxes
Current
Receivables from taxes other than income tax	73	45		54
Total claims since July 2017
Current
Receivables from taxes other than income tax						$ 144
Total claims during 2022
Current
Receivables from taxes other than income tax	81
Total Claims During 2021
Current
Receivables from taxes other than income tax		64
Total claims during 2020
Current
Receivables from taxes other than income tax				50
Total claims since July 2017
Current
Receivables from taxes other than income tax	200
Discounted net indirect tax receivable
Current
Receivables from taxes other than income tax	153
Africa region
Current
Recoverable value added tax	229	231		209
Appeal deposits	$ 51	$ 43		$ 43

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.